UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04527)

Exact name of registrant as specified in charter:	Putnam Minnesota Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments:

Putnam Minnesota Tax Exempt Income Fund

The fund's portfolio
8/31/13 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value

California (0.1%)

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	$1,000,000	$139,750

			139,750
Guam (0.3%)

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	300,000	284,298

			284,298
Minnesota (98.4%)

Anoka Cnty., G.O. Bonds, Ser. A
5s, 2/1/24	Aa1	620,000	675,075
5s, 2/1/24	AAA	470,000	520,281

Brainerd, G.O. Bonds (Indpt. School Dist. No. 181), Ser. A, 4s, 2/1/21	AA+	500,000	533,255

Burnsville, G.O. Bonds (Indpt. School Dist. No. 191), Ser. A, 5s, 2/1/25	Aa2	865,000	937,729

Center City, Hlth. Care Fac. Rev. Bonds (Hazelden Foundation), 5s, 11/1/41	A3	700,000	660,632

Central MN Muni. Pwr. Agcy. Rev. Bonds (Twin Cities Transmission Project), 5s, 1/1/32	A3	1,000,000	1,034,330

Cohasset, Poll. Control Rev. Bonds (Allete, Inc.), 4.95s, 7/1/22	A2	1,000,000	1,008,040

Deephaven, Rev. Bonds (Eagle Ridge Academy), Ser. A, 5 1/8s, 7/1/33	BBB-	500,000	461,055

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/38	BBB-	1,250,000	1,305,613

Duluth, Hsg. & Redev. Auth. Rev. Bonds (Pub. Schools Academy), Ser. A, 5 7/8s, 11/1/40	BBB-	500,000	468,175

East Grand Forks, Poll. Control Rev. Bonds (American Crystal Sugar), Ser. A, 6s, 4/1/18	BBB+	510,000	515,493

Farmington, G.O. Bonds (Indpt. School Dist. No. 192), Ser. B, AGM, 5s, 2/1/19	Aa2	1,080,000	1,166,033

Hennepin Cnty., Sales Tax Rev. Bonds
(Ball Park), Ser. B, 5s, 12/15/26	AA+	3,855,000	4,147,742
4 3/4s, 12/15/37	AAA	1,000,000	1,015,010
4 3/4s, 12/15/29	AAA	500,000	520,370

Intl. Falls, Poll. Control Rev. Bonds (Boise Cascade Corp.), 5.65s, 12/1/22	B/P	350,000	345,758

Lakeville, G.O. Bonds (Indpt. School Dist. No 194), Ser. D, 5s, 2/1/21	Aa2	1,000,000	1,144,760

Maple Grove, G.O. Bonds, Ser. A
5s, 2/1/22 (Prerefunded, 2/1/17)	Aaa	2,575,000	2,888,609
4s, 2/1/18	AAA	500,000	554,670

Maple Grove, Hlth. Care Syst. Rev. Bonds (Maple Grove Hosp. Corp.), 5 1/4s, 5/1/37	Baa1	1,500,000	1,454,460

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.05s, 11/15/35	VMIG1	1,300,000	1,300,000

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care Syst. Rev. Bonds (Children's Hlth. Care Fac.), Ser. A, 5 1/4s, 8/15/35	A+	500,000	511,660

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds
Ser. A, 5s, 1/1/35	AA-	1,000,000	1,037,770
Ser. B, 5s, 1/1/29	A	910,000	935,507
Ser. B, 5s, 1/1/22	AA-	1,250,000	1,344,675

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	650,000	647,940

Minneapolis, Multi-Fam. Rev. Bonds (East Bank), GNMA Coll., 5 3/4s, 10/20/42	Aa1	700,000	700,231

Minnetonka, COP (Indpt. School Dist. No. 276), Ser. E, 5s, 3/1/29	Aa1	350,000	365,341

Minnetonka, G.O. Bonds (Indpt. School Dist. No. 276)
Ser. E, 5s, 2/1/28	Aaa	1,500,000	1,601,175
Ser. B, AGM, zero %, 2/1/23	Aaa	2,350,000	1,588,013

MN Agricultural & Econ. Dev. Board Rev. Bonds
(Hlth. Care Syst.), Ser. A, NATL, 5 1/2s, 11/15/17	A	610,000	611,592
(Essentia Hlth.), Ser. C-1, AGO, 5s, 2/15/30	AA-	1,000,000	1,013,710

MN State G.O. Bonds
(State Trunk Hwy.), Ser. B, 5s, 10/1/30	Aa1	1,000,000	1,069,090
Ser. A, 5s, 10/1/24	Aa1	500,000	562,055
U.S. Govt. Coll., 5s, 8/1/24 (Prerefunded, 8/1/14)	Aa1	1,500,000	1,564,680
(Trunk Hwy.), Ser. B, 5s, 8/1/20	Aa1	1,000,000	1,172,860
(Trunk Hwy.), Ser. B, 4s, 8/1/26	Aa1	500,000	527,770

MN State Rev. Bonds (Gen. Fund Appropriations), Ser. B, 5s, 3/1/29	AA	1,000,000	1,060,290

MN State College & U. Rev. Bonds, Ser. A
5s, 10/1/31	Aa2	1,000,000	1,071,940
4s, 10/1/25	Aa2	1,000,000	1,038,560

MN State Higher Ed. Fac. Auth. Rev. Bonds
(U. of St. Thomas), Ser. 6-W, 6s, 10/1/30	A2	1,500,000	1,609,185
(Bethel U.), Ser. 6-R, 5 1/2s, 5/1/37	BBB-/P	1,000,000	1,009,460
(U. of St. Thomas), Ser. 6-X, 5 1/4s, 4/1/39	A2	500,000	519,585
(St. Scholastica College), Ser. H, 5 1/8s, 12/1/40	Baa2	750,000	750,533
(Carleton College), Ser. D, 5s, 3/1/40	Aa2	1,000,000	1,025,540
(U. of St. Thomas), Ser. 7-A, 5s, 10/1/39	A2	500,000	508,355
(St. Catherine U.), Ser. 7-Q, 5s, 10/1/32	Baa1	700,000	682,339
(Gustavus Adolfus), Ser. 7-B, 5s, 10/1/31	A3	500,000	518,515
(College of St. Benedict), Ser. 7-M, 5s, 3/1/31	Baa1	300,000	293,835
(St. Olaf College), Ser. 6-0, 5s, 10/1/20	A1	1,000,000	1,096,790
(St. John's U.), Ser. 6-G, 5s, 10/1/15	A2	1,525,000	1,643,569
(St. John's U.), Ser. 6-U, 4 3/4s, 10/1/33	A2	500,000	498,700
(St. Olaf College), Ser. 7-F, 4 1/2s, 10/1/30	A1	750,000	753,540
(College of Saint Scholastica, Inc.), Ser. 7R, 4s, 12/1/19	Baa2	200,000	204,090
(Macalester College), Ser. 7-S, 3s, 5/1/22	Aa3	415,000	410,618

MN State Hsg. Fin. Agcy. Rev. Bonds
(Res. Hsg. Fin.), Ser. M, 5 3/4s, 1/1/37	Aa1	460,000	465,055
(Res. Hsg. Fin.), Ser. E, 5.1s, 1/1/40	Aa1	810,000	811,555
(Res. Hsg.), Ser. H, 5s, 1/1/36	Aa1	40,000	40,021
(Res. Hsg. Fin.), Ser. B, 4.9s, 7/1/37	Aa1	1,165,000	1,100,774
(Res. Hsg. Fin.), Ser. L, 4.9s, 7/1/22	Aa1	1,745,000	1,808,710
(Res. Hsg.), Ser. H, 4 3/8s, 1/1/14	Aa1	195,000	195,930

MN State Muni. Pwr. Agcy. Elec. Rev. Bonds
5 1/4s, 10/1/27	A3	1,000,000	1,045,370
5s, 10/1/30	A3	500,000	515,460

MN State Office of Higher Ed. Rev. Bonds (Student Loan), 5s, 11/1/29	A+	970,000	980,980

Monticello-Big Lake Cmnty., Hosp. Dist. Rev. Bonds (Hlth. Care Fac.), Ser. A, 4.8s, 12/1/18	A/P	500,000	537,160

New Ulm, Hosp. Fac. VRDN (Allina Hlth. Syst.), 0.07s, 8/1/14	A-1+	700,000	700,000

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks)
6 1/2s, 10/1/47	BB/P	500,000	511,235
6 1/8s, 10/1/39	BB/P	315,000	319,675

Northern MN Muni. Pwr. Agcy. Elec. Syst. Rev. Bonds
Ser. A-2, 5s, 1/1/24	A3	500,000	548,390
Ser. A, AGO, 5s, 1/1/21	AA-	1,000,000	1,100,060

Northfield, Hosp. Rev. Bonds
5 3/8s, 11/1/26	BBB-	750,000	767,948
5 1/4s, 11/1/21	BBB-	500,000	517,580

Olmsted Cnty., G.O. Bonds, Ser. A, 4s, 2/1/19	Aaa	955,000	1,060,661

Ramsey Cnty., Hsg. & Redev. Auth. Multi-Fam. Rev. Bonds (Hanover Townhouses), 6s, 7/1/31	Aa3	1,150,000	1,150,495

Robbinsdale, G.O. Bonds (School Dist. No. 281), Ser. B, 5s, 2/1/18	AA+	1,000,000	1,139,940

Rochester, G.O. Bonds
(Waste Wtr.), Ser. A, 5s, 2/1/24	Aaa	1,000,000	1,132,500
Ser. A, 3s, 2/1/23	Aa1	1,000,000	1,003,250

Rochester, Elec. Util. Rev. Bonds, Ser. B, 5s, 12/1/43	Aa3	1,000,000	1,011,920

Rochester, Hlth. Care Fac. Rev. Bonds
(Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,093,440
(Mayo Clinic), Ser. D, 5s, 11/15/38	Aa2	500,000	495,015
(Mayo Clinic), Ser. E, 5s, 11/15/38	Aa2	750,000	742,523
(Olmsted Med. Ctr.), 5s, 7/1/33	A-/F	650,000	645,912
(Mayo Clinic), 4s, 11/15/41	Aa2	1,250,000	1,027,838

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic)
Ser. A, 0.06s, 11/15/38	VMIG1	500,000	500,000
Ser. B, 0.06s, 11/15/38	VMIG1	1,925,000	1,925,000

Rocori Area Schools, G.O. Bonds (Indpt. School Dist. No. 750), Ser. B, 5s, 2/1/28	AA+	525,000	557,088

Southern MN Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A
5 1/4s, 1/1/30	A1	750,000	791,190
NATL, zero %, 1/1/24	A1	2,000,000	1,339,680

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), AGO, 5 3/8s, 5/1/31	A1	1,000,000	1,038,650

St. Louis Park, Hlth. Care Fac. Rev. Bonds (Nicollet Hlth. Svcs.)
5 3/4s, 7/1/39	A	1,000,000	1,035,360
Ser. C, 5 3/4s, 7/1/30	A	1,000,000	1,047,840

St. Paul, Hsg. & Redev. Auth. Rev. Bonds
(Rossy & Richard Shaller), Ser. A, 5.05s, 10/1/27	BB-/P	550,000	500,302
Ser. A, 5s, 8/1/35	A1	385,000	391,499
(SPCPA Bldg. Co.), 4 5/8s, 3/1/43	BBB-	350,000	274,208

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds
(Nova Classical Academy), Ser. A, 6 5/8s, 9/1/42	BBB-	250,000	257,563
(German Immersion School), Ser. A, 5s, 7/1/33	BB+	500,000	451,560

St. Paul, Hsg. & Redev. Auth. Hlth. Care Rev. Bonds
(Gillette Children's Specialty), 5s, 2/1/29	A-	1,000,000	957,460
(Allina Hlth. Syst.), Ser. A, NATL, 5s, 11/15/19	Aa3	1,000,000	1,113,270

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds
(Regions Hosp.), 5.3s, 5/15/28	A2	1,515,000	1,515,076
(HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2	450,000	453,119

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	500,000	506,390

St. Paul, Metro. Council Area G.O. Bonds
(Waste Wtr.), Ser. E, 5s, 9/1/22	Aaa	1,055,000	1,231,016
(Transit Cap.), Ser. C, 4s, 3/1/25	Aaa	1,120,000	1,170,870

St. Paul, Port Auth. Rev. Bonds (Brownfields Redev.), Ser. 2, 4 1/2s, 3/1/27	AA+	1,305,000	1,315,049

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB+/P	750,000	677,070

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	600,000	475,188

U. of MN Rev. Bonds
Ser. A, 5 3/4s, 7/1/17 (Escrowed to maturity)	AA	2,160,000	2,526,055
Ser. A, 5 1/2s, 7/1/21 (Escrowed to maturity)	AA	1,000,000	1,158,530
Ser. A, 5 1/4s, 12/1/30	Aa1	1,000,000	1,080,440
Ser. A, 5 1/4s, 4/1/29	Aa1	500,000	541,565
Ser. C, 5s, 12/1/21	Aa1	500,000	554,565
Ser. A, 4s, 2/1/35	Aa1	680,000	619,330
Ser. A, 4s, 2/1/25	Aa1	1,000,000	1,035,690

Wayzata, Sr. Hsg. Rev. Bonds (Folkestone Sr. Living Cmnty.), Ser. B, 4 7/8s, 5/1/19	BB+/P	500,000	505,300

Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/30	Aa3	1,000,000	1,051,670

Willmar, G.O. Bonds (Rice Memorial Hosp.), Ser. A, 5s, 2/1/21	Aa3	1,000,000	1,156,330

Winona, Hlth. Care Fac. Rev. Bonds (Winona Hlth. Oblig. Group)
5s, 7/1/34	BBB-	400,000	375,828
5s, 7/1/16	BBB-	425,000	455,927
5s, 7/1/15	BBB-	450,000	473,697
5s, 7/1/14	BBB-	275,000	283,060

Woodbury, G.O. Bonds, Ser. A, 3s, 2/1/22	AAA	780,000	785,187

Woodbury, Charter School Lease Rev. Bonds (MSA Bldg. Co.), Ser. A
5s, 12/1/32	BBB-	220,000	198,792
5s, 12/1/27	BBB-	210,000	197,927

			107,600,341
Puerto Rico (0.7%)

Cmnwlth. of PR, G.O. Bonds (Pub. Impt.), Ser. A, 6 1/2s, 7/1/40	Baa3	750,000	604,253

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, NATL, zero %, 8/1/44	Aa3	2,000,000	214,880

			819,133
TOTAL INVESTMENTS

Total investments (cost $108,343,368)(b)			$108,843,522

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through August 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $109,380,443.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $108,324,678, resulting in gross unrealized appreciation and depreciation of $3,639,045 and $3,120,201, respectively, or net unrealized appreciation of $518,844.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	21.6%
	Education	18.1
	Local debt	16.4
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$108,843,522	$—

Totals by level	$—	$108,843,522	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Minnesota Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2013